Net Loss Per Share (Details) (Options)	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2012	Dec. 31, 2011
Options
Net loss per share
Antidilutive number of common stock not included in computation of earnings per share	2,336	3,462	293